Annual Total Returns- JPMorgan Limited Duration Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Limited Duration Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.78%	6.44%	1.87%	2.29%	0.54%	1.30%	1.86%	1.97%	3.58%	2.69%